Jacob Funds, Inc.
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, Wisconsin 53202

January 5, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Jacob Funds Inc. (the “Company”)
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company on behalf of its series, Jacob Forward ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 45 to the Company’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on December 21, 2021 and effective on December 31, 2021.

If you have any questions or require further information, please contact Alyssa Bernard at alyssa.bernard@usbank.com.

Sincerely,
/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust